USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2023 (unaudited)

Besides the following listed Commodity Futures Contracts, Written Call Options and United States Treasury Obligations of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at March 31, 2023.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2023:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long(a)
United States Contracts
COMEX Gold 100 OZ Futures GC, June 2023 contracts	17	$3,350,700	Jun-23	$25,840	0.8%

The following Written Call Options of the Fund's wholly-owned subsidiary were open at March 31, 2023:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Written Call Options	% of Total Net Assets
Written Call Options(b)
United States Contracts
COMEX Gold Futures Options, Call @ $2150, (Premiums received $7,265)	(17)	$7,265	Apr-23	$(4,420)	(0.2)%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
4.54%, 6/22/2023	1,940,000	$1,920,181	59.3%
Total Treasury Obligations
(Cost $1,920,181)		1,920,181	59.3%
Total Investments
(Cost $1,912,916)		$1,941,601	59.9%
Other Assets in Excess of Liabilities		1,297,396	40.1%
Total Net Assets		$3,238,997	100.0%

(a)	Collateral amounted to $117,734 on open commodity futures contracts.
(b)	Pledged as collateral for the trading of Commodity Futures Contracts.

Summary of Investments by Country^
United States	100 .0%

^	As a percentage of total investments.